Analysis of the Changes in Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before tax	$ (271)	$ 11	$ (47)
Tax effect	0	1	(1)
Other comprehensive (loss) income, net of tax	(271)	12	(48)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before tax	(94)	11	(47)
Tax effect	0	1	(1)
Other comprehensive (loss) income, net of tax	(94)	12	(48)
Unrealized loss on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before tax	(177)	0	0
Tax effect	0	0	0
Other comprehensive (loss) income, net of tax	$ (177)	$ 0	$ 0